Subordinated liabilities	12 Months Ended
Dec. 31, 2023
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
a) Breakdown
The detail, by currency of issue, of Subordinated liabilities, deposits and marketable debt securities, in the consolidated balance sheets is as follows:

				2023
	EUR million			Outstanding issue amount in foreign currency (million)	Annual interest rate (%)
Currency of issue	2023	2022	2021
Euro	13,684	12,940	13,857	13,684	3.81%
US dollar	11,300	8,438	8,236	12,490	6.17%
Pound sterling	1,353	1,358	1,535	1,174	4.30%
Brazilian real	2,518	1,127	879	13,509	13.72%
Other currencies	2,057	2,063	1,689
Balance at end of year	30,912	25,926	26,196
Note 51 contains a detail of the residual maturity periods of subordinated liabilities at each year-end.
b) Changes
The movement in the balance of subordinated liabilities in the last three years were as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	25,926	26,196	21,880
Net inclusion of entities in the Group	(40)	—	—
IssuancesA	7,007	119	5,340
Of which:
Banco Santander, S.A.	5,610	—	4,469
Banco Santander (Brasil) S.A.	1,112	—	871
Banque Stellantis France	150	—	—
Banco Santander - Chile	—	113	—
Redemptions and repurchasesA	(1,781)	(1,040)	(1,500)
Of which:
Banco Santander, S.A.	(1,000)	(889)	(1,500)
Santander UK plc	(702)	(98)	—
Banque Stellantis France	(78)	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	(52)	—
Exchange differences and other movements	(200)	651	476
Balance at end of year	30,912	25,926	26,196
A.The balance relating to issuances, redemptions and repurchases (EUR 5,226 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,150 million), is included in the cash flow from financing activities.

c) Other disclosures
This caption includes contingent convertible or redeemable preferred participations, as well as other subordinated financial instruments issued by consolidated companies, which do not qualify as equity (preferred shares).
Preferred shares do not have voting rights and are non-cumulative. They have been subscribed by third parties outside the Group, and except for the issues of Santander UK plc, the rest are redeemable by decision of the issuer, according to the terms of each issue.
Banco Santander's contingently convertible preferred participations are subordinated debentures and rank after common creditors and any other subordinated credit that by law and/or by their terms, to the extent permitted by Spanish law, ranks higher than the contingently convertible preferred participations. Their remuneration is conditioned to the obtainment of sufficient distributable profits, and to the limitations imposed by the regulations on shareholders' equity, and they have no voting rights. The other issues of Banco Santander, S.A. mentioned in this caption are also subordinated debentures and, for credit ranking purposes, they rank behind all the common creditors of the issuing entities and ahead of any other subordinated credit that ranks pari passu with the Bank's contingently convertible preferred participations.
The main issues of subordinated debt securities issued, broken down by company, are detailed below:
Issues by Banco Santander, S.A.
At 29 December 2023, Banco Santander, S.A., proceeded to prepay all the Tier 1 Contingently Convertible Preferred Securities with ISIN code XS1692931121 for a total nominal amount of EUR 1,000 million and which were traded on the Irish Stock Market 'Global Exchange Market' (the 'PPCC').
At 21 November 2023, Banco Santander, S.A., carried out a placement of two series of contingently convertible preferred shares into newly issued ordinary shares of the Bank, for a total nominal amount of USD 1,150 million (EUR 1,054 million at the exchange rate on the day of issue) and USD 1,350 million (EUR 1,235 million at the exchange rate on the day of issue), respectively.
The issue was carried out at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, was set (i) for the first Series at 9.625% annually for the first five years and six months, being reviewed every five years thereafter by applying a margin of 530.6 basis points on the five-year UST rate (5-year UST), and (ii) for the second Series at 9.625% annually for the first ten years, being reviewed thereafter every five years, applying a margin of 529.8 basis points on the five-year UST rate.
At 8 August 2023, Banco Santander, S.A. carried out an issue of subordinated obligations for an amount of 2,000 million dollars (1,821 million euros at the exchange rate on the day of issuance). The issue was carried out at par coupon was set at 6.921% per year, payable semiannually during the 10-year life of the operation.
At 23 May 2023, Banco Santander, S.A. issued subordinated bonds for an amount of 1,500 million euros for a term of 10 years and 3 months. The issue was carried at 99.739% and the coupon of the issue was set at 5.75% annually for the first 5 years and 3 months, with the option of amortization in August 2028, revising the coupon, in case of non-amortization, at a margin of 285 points plus the Euro Swap type 5 years.
At 6 July 2022 and 20 July 2022, two subordinated issues matured for a nominal amount of EUR 114 million and EUR 25 million, respectively.
At 25 April 2022, Banco Santander, S.A. proceeded to prepay all the Tier 1 Contingently Convertible Preferred Securities with ISIN code XS1602466424 and common code 160246642 in circulation, for a total nominal amount of EUR 750 million and which were traded on the Irish Stock Market 'Global Exchange Market' (the 'PPCC').
At 22 November 2021, Banco Santander, S.A. issued subordinated debentures for a term of eleven years, with a redemption option on the tenth anniversary of the issue date, in the amount of USD 1,000 million (EUR 1,007 million at the exchange rate on the day of issue). The issue bears interest at an annual rate of 3.225%, payable semi-annually, for the first ten years. This issue has an early redemption option in the tenth year from the issue date and if the redemption is not executed in the tenth year, the coupon is repriced at a margin of 160 points over the one-year US government bond.
At 4 October 2021, Banco Santander, S.A. issued subordinated debentures for a term of eleven years, with a redemption option on the sixth anniversary of the issue date, amounting to GBP 850 million (EUR 887 million at the exchange rate on the day of issue). The issue bears interest at an annual rate of 2.25%, payable annually for the first six years (then repricing at a margin of 165 points over the 5-year UK government bond).
At 21 September 2021, Banco Santander, S.A. carried out a placement of preferential shares contingently convertible into newly issued ordinary shares of the Bank ('PPCC') for a nominal amount of EUR 1,000 million (issue placed on the market EUR 997 million). The issuance was carried out at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, was set at 3.625% per year for the first eight years, being reviewed every five years applying a margin of 376 basis points over the 5-year Mid-Swap Rate.
At 11 September 2021, Banco Santander, S.A. proceeded to redeem early and voluntarily the entire issue made on 11 September 2014 of tier 1 contingently convertible preference shares (PPCC) with ISIN code XS1107291541 which are traded in the Irish Stock Exchange Market 'Global Exchange Market', for a total nominal amount of EUR 1,500 million.
At 12 May 2021, Banco Santander, S.A. placed the issue of preference shares contingently convertible into newly issued ordinary shares of the Bank, previously announced, for a total nominal amount of EUR 1,578 million, issued in a Series in Dollars of USD 1,000 million (EUR 828 million at the exchange rate on the day of issue) and a Series in Euros for an amount of EUR 750 million. The issuance was carried out at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, was set (i) for the Series in Dollars at 4.750% per annum for the first six years, being revised every five years applying a margin of 375.3 basis points over the 5-year UST rate and (ii) for the Series in Euros by 4.125% per annum for the first seven years, being revised every five years applying a margin of 431.1 basis points over the applicable 5-year euro mid-swap.
At 3 December 2020, Banco Santander, S.A. issued subordinated debentures with a ten-year term of USD 1,500 million (EUR 1,222 million at the date of issue). The issue bears interest at an annual rate of 2.749%, payable semiannually.
At 22 October 2020, it carried out a ten-year subordinated debenture issue for an amount of EUR 1,000 million. The issue bears interest at an annual rate of 1.625%, payable annually.
At 14 January 2020, it carried out a placement of contingently convertible preferred participations into newly issued ordinary shares of the Bank (the 'PPCCs'), excluding the pre-emptive subscription rights of its shareholders and for a nominal amount of EUR 1,500 million (the 'Issue' and the 'PPCCs'). The Issue was made at par and the remuneration of the PPCCs, the payment of which is subject to certain conditions and is also discretionary, was set at 4.375% per annum for the first six years, revised every five years thereafter by applying a margin of 453.4 basis points over the 5-year Mid-Swap Rate (5-year Mid-Swap Rate).
At 8 February 2019, Banco Santander, S.A, carried out an issue of PPCC for a nominal amount of USD 1,200 million (EUR 1,056 million). The remuneration of the issues whose payment is subject to certain conditions and is also discretionary was set at 7.50% per annum, for the first five years (revised thereafter by applying a margin of 498.9 points over the SOFR Spread Adjusted ICE Swap 5-year).
At 19 March 2018, a 'PPCC' issue was carried out, for a nominal amount of EUR 1,500 million. The remuneration of the issue, the payment of which is subject to certain conditions and is also discretionary, was set at 4.75% per annum, payable quarterly, for the first seven years (revised thereafter by applying a margin of 410 basis points over the Mid-swap rate).
At 8 February 2018, a ten-year subordinated debenture issue of EUR 1,250 million was carried out. The issue accrues annual interest of 2.125% payable annually.
Issues by Banco Santander - Chile
In January 2022, Banco Santander - Chile carried out an issuance, in the local market, of subordinated obligations with a term of 6 years, for an amount of UF 3.3 million (equivalent to USD 105 million), which accrues an annual interest of 1.25%.
In June 2020, Banco Santander - Chile issued subordinated debentures for a term of fifteen years, in the amount of UF 5 million (equivalent to USD 185 million). The issue bears annual interest at 3.5%.
In April 2020, Banco Santander - Chile issued two subordinated debentures, the first for a term of fourteen years, for an amount of UF 3 million (equivalent to USD 100 million), bearing annual interest at 3%, and the second for a term of nineteen years, for an amount of UF 3 million (equivalent to USD 100 million), bearing annual interest at 3.15%.
Issues Banco Santander (Brasil) S.A.
At the beginning of October 2023, Banco Santander (Brasil) S.A. carried out an issue of Subordinated Financial Bills (TIER II) in its local market for a 10-year term, with a repurchase option as of the fifth anniversary of the issue date, in the amount of BRL 6,000 million. The issue price was CDI +1.6% per annum, payable at maturity.
At the end of November 2021, Banco Santander (Brasil) S.A. carried out an issue of Subordinated Financial Bills (TIER II) in its local market for a 10-year term, with a repurchase option as of the fifth anniversary of the issue date, in the amount of BRL 5,500 million. The issue price was CDI 2% per annum, payable at maturity.
Issues by Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
In January 2022, Banco Santander México, S.A. Multiple Institution, Grupo Financiero Santander México proceeded to redeem early a perpetual issue carried out at 30 December 2016 for a nominal amount of USD 500 million, of which 88.2% of the issue had been acquired by the Group.
At 1 October 2018, a ten-year subordinated debenture issue was made by Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México for a nominal amount of USD 1,300 million and at an interest rate of 5.95%, with the group having acquired 75% of the issue.
Issues by Santander Bank Polska S.A.
At 20 April 2018, Santander Bank Polska S.A. carried out a ten-year subordinated debenture issue with a redemption option on the fifth anniversary of the issue date in the amount of PLN 1,000 million. The issue bears floating interest at Wibor (6M) + 160 basis points payable semi-annually.
The accrued interests from the subordinated liabilities during 2023 amounted to EUR 1,049 million (EUR 992 million and EUR 648 million during 2022 and 2021, respectively).
In addition, interests from the PPCC and PPCA during 2023 amounted to EUR 492 million (EUR 529 million and EUR 566 million in 2022 and 2021, respectively).